COMMITMENTS AND CONTIGENCIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS DEFICIT
Operating office lease		$ 269,054	$ 269,054
Less accumulated reduction		(128,412)	(55,034)
Balance of ROU asset at December 31, 2020	$ 0	$ 140,642	$ 214,020